Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance Income And Costs [Abstract]
Summary of Finance Income and Costs

	2020	2019	2018
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 24)	49	182	376
Interest income	17	31	25
Other financial income	8	1	11
Foreign exchange gains	20	61	43
Total	94	275	455
Finance costs
Fair value movements on derivative liabilities (Note 24)	(307)	(235)	(360)
Fair value movements on Convertible Notes (Note 24)	—	—	(201)
Interest expense on lease liabilities	(41)	(38)	—
Interest, bank fees and other costs	(13)	(5)	(6)
Foreign exchange losses	(149)	(55)	(17)
Total	(510)	(333)	(584)